SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation - Additional Information (Details) $ in Millions			12 Months Ended
	Oct. 25, 2019 USD ($)	Mar. 16, 2018 USD ($) Product	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 14, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Total cash consideration, net of cash acquired			$ 494	$ 418	$ 268
Seprafilm Adhesion Barrier
Summary Of Significant Accounting Policies [Line Items]
Total assets acquired						$ 342
Cheetah Medical, Inc.
Summary Of Significant Accounting Policies [Line Items]
Total assets acquired	$ 208
Percentage of ownership acquired	100.00%
Total cash consideration, net of cash acquired	$ 188
Consideration transferred, additional potential amounts	40
Contingent consideration	18
Consideration transferred	$ 208
Mallinckrodt plc | RECOTHROM and PREVELEAK
Summary Of Significant Accounting Policies [Line Items]
Contingent consideration		$ 21
Number of products acquired | Product		2
Consideration transferred		$ 184